Income taxes - Components of income / (loss) before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income taxes
Income / (loss) before income taxes	¥ (1,018,823)	$ (143,498)	¥ (1,578,081)	¥ (1,169,897)
The Cayman Islands
Income taxes
Income / (loss) before income taxes	(53,587)		(57,261)	(4,811)
British Virgin Islands
Income taxes
Income / (loss) before income taxes	18,832		(2)	0
Hong Kong S.A.R
Income taxes
Income / (loss) before income taxes	(17,343)		(27,262)	(53,347)
Sweden
Income taxes
Income / (loss) before income taxes	13,969		7,015	(310)
United Kingdom
Income taxes
Income / (loss) before income taxes	(246,423)		(348,872)	(11,164)
Americas
Income taxes
Income / (loss) before income taxes	(26,109)		0	0
Germany
Income taxes
Income / (loss) before income taxes	(13,291)		0	0
The PRC, excluding Hong Kong S.A.R.
Income taxes
Income / (loss) before income taxes	¥ (694,871)		¥ (1,151,699)	¥ (1,100,265)